Noncontrolling Interest - Summary of Each Purchase of Noncontrolling Interest (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest	$ 46,219	$ 22,967
Ergobaby
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest	17,754	14,783
FOX
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest	0	0
Liberty
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest	2,934	2,547
Manitoba Harvest
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest	14,071
ACI
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest	4,295	790
Arnold Magnetics
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest	2,113	1,950
Clean Earth Holdings
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest	4,308	2,672
Sterno Candle Lamp
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest	644	125
Allocation Interests
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest	$ 100	$ 100